Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis of Presentation

2. Basis of Presentation

The Company and its wholly-owned subsidiary have prepared the accompanying unaudited interim condensed consolidated financial statements and notes thereto in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) for interim financial information and the instructions to Form 10-Q and Article 10-01 of Regulation S-X of the Securities and Exchange Commission (SEC). Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements reflect all adjustments, which include normal recurring adjustments, necessary to present fairly the Company’s interim financial information.

The accompanying unaudited interim condensed consolidated financial statements and related notes should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2011 and related notes included in the Company’s Annual Report on Form 10-K, which was filed with the SEC on March 30, 2012. The financial results for any interim period are not necessarily indicative of the expected financial results for the full year.

Recent Accounting Pronouncements – In May 2011, the FASB amended the FASB Accounting Standards Codification to converge the fair value measurement guidance in U.S. GAAP and International Financial Reporting Standards. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in fair value measurement guidance. In addition, the amendments require additional fair value disclosures. The amendments are effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Company does not believe the adoption of these amendments has had a material impact on its financial position or results of operations.